Earnings (Loss) Per Share (Tables)	12 Months Ended
Mar. 31, 2026
Earnings (Loss) Per Share [Abstract]
Schedule of Outstanding Shares for Basic and Diluted Net Earnings Per Share	The following table details the outstanding shares for basic and diluted net earnings per share:
	For the years ended March 31,
	2026	2025	2024
Numerator:
Net loss from continuing operation attributable to Akso Health Group’s shareholder	$(18,671,610)	$(134,977,369)	$(9,058,986)
Net loss from discontinued operation attributable to Akso Health Group’s shareholders	—	——	(399,798)
Net loss attributable to Akso Health Group’s shareholders	$(18,671,610)	$(134,977,369)	$(9,458,784)

Denominator:
Weighted average number of ordinary shares outstanding—basic	2,168,121,761	855,288,335	141,516,777
Weighted average number of dilutive potential ordinary shares from share options	—	—	—
Weighted average number of ordinary shares outstanding—diluted	2,168,121,761	855,288,335	141,516,777

Basic (loss) per common share	$(0.01)	$(0.16)	$(0.07)
Diluted (loss) per common share	$(0.01)	$(0.16)	$(0.07)